Expense Example, No Redemption {- Templeton Foreign Fund} - Templeton Foreign Fund-28 - Templeton Foreign Fund - Class C	Jan. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 187
3 Years	599
5 Years	1,036
10 Years	$ 2,252